Inventories (Tables)	12 Months Ended
Mar. 31, 2015
Inventory Disclosure [Abstract]
Summary of Components of Inventories	The components of inventories were as follows:

	March 31, 2015	March 31, 2014
Finished goods	$54,318	$77,212
Raw materials	803	10,369
Provision for obsolescence	(3,483)	(9,390)

	$51,638	$78,191